Debt (Short-term) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Short-term Debt [Line Items]
Promissory notes payable	$ 282,303	$ 401,714
Interest expense	464,010	94,000
Promissory Note [Member]
Short-term Debt [Line Items]
Interest expense	$ 117,000	$ 138,000	$ 55,000
Bridge Loan [Member]
Short-term Debt [Line Items]
Debt instrument interest rate			2.00%
Debt instrument periodic payment	Monthly
Debt instrument maturity date			Jun. 30, 2014
Promissory notes payable			$ 435,000